Transfers of financial assets and servicing assets - Key economic assumptions used (Details) - Residential Mortgage	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BPPR
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement
Prepayment speed	6.80%	7.60%
Weighted average life	8 years 3 months 18 days	8 years 8 months 12 days
Discount rate (annual rate)	10.50%	10.90%
PB
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement
Prepayment speed	19.00%	21.90%
Weighted average life	20 years 10 months 24 days	3 years 7 months 6 days
Discount rate (annual rate)	10.70%	10.50%